Credit Facilities (Summary of Credit Facilities) (Details) $ in Thousands	Jun. 30, 2020 property	Jun. 30, 2020 USD ($)	Jun. 30, 2020	Jun. 30, 2020 encumbered_property	Dec. 31, 2019 USD ($)	Mar. 13, 2019 property
Line of Credit Facility [Line Items]
Number of properties	200			103
Outstanding balance		$ 700,824			$ 605,269
Effective Interest Rate			2.96%		4.14%
Credit Facility
Line of Credit Facility [Line Items]
Outstanding balance		341,502			$ 245,947
Credit Facility | Fannie Mae Master Credit Facilities
Line of Credit Facility [Line Items]
Number of properties | property	22
Outstanding balance		359,322			359,322
Credit Facility | Fannie Mae Master Credit Facilities | Capital One Facility
Line of Credit Facility [Line Items]
Number of properties | property	12
Outstanding balance		216,614			$ 216,614
Effective Interest Rate			2.78%		4.17%
Debt instrument, collateral amount		344,000
Credit Facility | Fannie Mae Master Credit Facilities | KeyBank Facility
Line of Credit Facility [Line Items]
Number of properties | property	10
Outstanding balance		142,708			$ 142,708
Effective Interest Rate			2.83%		4.22%
Debt instrument, collateral amount		253,000
Revolving Credit Facility
Line of Credit Facility [Line Items]
Number of properties | property						65
Credit Facility | Revolving Credit Facility
Line of Credit Facility [Line Items]
Number of properties | property	81
Outstanding balance		195,618			$ 100,618
Effective Interest Rate			2.26%		4.08%
Term Loan
Line of Credit Facility [Line Items]
Effective Interest Rate			4.30%
Term Loan | Credit Facility
Line of Credit Facility [Line Items]
Outstanding balance		150,000			$ 150,000
Deferred financing costs		(4,116)			(4,671)
Outstanding balance, net		$ 145,884			$ 145,329
Effective Interest Rate					4.05%